Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2018	2017
Deferred tax assets
Accrued liabilities	$25	$25
Other assets	5	5

Total deferred tax assets	30	30
Deferred tax liabilities
Investments	(75,864)	(66,807)
Life and annuity reserves	(32,450)	(28,526)
DAC	(18,713)	(19,240)
Unrealized net capital gains	(15,178)	(37,520)
Unrealized foreign currency translation adjustments on limited partnerships	(573)	(552)
Other liabilities	(858)	(1,111)

Total deferred tax liabilities	(143,636)	(153,756)

Net deferred tax liability	$(143,606)	$(153,726)

Components of Income Tax Expense

The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Current	$11,257	$12,837	$9,694
Deferred	1,570	(59,572)	18,314

Total income tax expense (benefit)	$12,827	$(46,735)	$28,008

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
State income taxes	5.4	0.7	1.2
Tax Legislation benefit	(3.9)	(65.1)	—
Other	(0.4)	(0.3)	(0.9)

Effective income tax rate - expense (benefit)	22.1%	(29.7)%	35.3%